Equity (Details) - Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model - $ / shares	1 Months Ended	12 Months Ended
	Jun. 01, 2023	Dec. 31, 2022
Schedule of warrants fair value was calculated using the Black-Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	72.00%	72.00%
Risk-free interest rate (%)	2.74%	3.97%
Underlying share price ($)	$ 287	$ 0.756
Exercise price ($)	2.63	2.63
Warrants fair value ($)	$ 10,209	$ 2,396